Debt and Credit Agreements	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt and Credit Agreements
DEBT AND CREDIT AGREEMENTS
Short-Term Notes and Credit Facilities
Hydro One meets its short-term liquidity requirements in part through the issuance of commercial paper under Hydro One Inc.’s Commercial Paper Program which has a maximum authorized amount of $1.5 billion. These short-term notes are denominated in Canadian dollars with varying maturities up to 365 days. The Commercial Paper Program is supported by Hydro One Inc.’s committed revolving credit facilities totalling $2.3 billion.
At December 31, 2018, Hydro One’s consolidated committed, unsecured and undrawn credit facilities (Operating Credit Facilities) totalling $2,550 million consisted of the following:

(millions of dollars)	Maturity	Total Amount	Amount Drawn
Hydro One Inc.
Revolving standby credit facility	June 2022	2,300	—
Hydro One
Five-year senior, revolving term credit facility	November 2021	250	—
Total		2,550	—

The Company may use the credit facilities for working capital and general corporate purposes. If used, interest on the credit facilities would apply based on Canadian benchmark rates. The obligation of each lender to make any credit extension under its credit facility is subject to various conditions including that no event of default has occurred or would result from such credit extension.
Subsidiary Debt Guarantee
Hydro One Holdings Limited (HOHL) is an indirect wholly-owned subsidiary of Hydro One that may offer and sell debt securities. Any debt securities issued by HOHL are fully and unconditionally guaranteed by the Company. At December 31, 2018, no debt securities have been issued by HOHL.
Long-Term Debt
The following table presents long-term debt outstanding at December 31, 2018 and 2017:

December 31 (millions of dollars)	2018	2017
2.78% Series 28 notes due 2018	—	750
Floating-rate Series 31 notes due 2019[1]	228	228
1.48% Series 37 notes due 2019[2]	500	500
4.40% Series 20 notes due 2020	300	300
1.62% Series 33 notes due 2020[2]	350	350
1.84% Series 34 notes due 2021	500	500
2.57% Series 39 notes due 2021[2]	300	—
3.20% Series 25 notes due 2022	600	600
2.97% Series 40 notes due 2025	350	—
2.77% Series 35 notes due 2026	500	500
7.35% Debentures due 2030	400	400
6.93% Series 2 notes due 2032	500	500
6.35% Series 4 notes due 2034	385	385
5.36% Series 9 notes due 2036	600	600
4.89% Series 12 notes due 2037	400	400
6.03% Series 17 notes due 2039	300	300
5.49% Series 18 notes due 2040	500	500
4.39% Series 23 notes due 2041	300	300
6.59% Series 5 notes due 2043	315	315
4.59% Series 29 notes due 2043	435	435
4.17% Series 32 notes due 2044	350	350
5.00% Series 11 notes due 2046	325	325
3.91% Series 36 notes due 2046	350	350
3.72% Series 38 notes due 2047	450	450
3.63% Series 41 notes due 2049	750	—
4.00% Series 24 notes due 2051	225	225
3.79% Series 26 notes due 2062	310	310
4.29% Series 30 notes due 2064	50	50
Hydro One Inc. long-term debt (a)	10,573	9,923

6.6% Senior Secured Bonds due 2023 (Principal amount - $107 million)	129	136
4.6% Note Payable due 2023 (Principal amount - $36 million)	39	40
HOSSM long-term debt (b)	168	176

	10,741	10,099

Add: Net unamortized debt premiums	13	14
Add: Unrealized mark-to-market gain[2]	(5)	(9)
Less: Deferred debt issuance costs	(40)	(37)
Total long-term debt	10,709	10,067
[1] The interest rates of the floating-rate notes are referenced to the three-month Canadian dollar bankers’ acceptance rate, plus a margin.
[2] The unrealized mark-to-market net gain relates to $50 million of the Series 33 notes due 2020, $500 million Series 37 notes due 2019, and $300 million Series 39 notes due 2021. The unrealized mark-to-market net gain is offset by a $5 million (2017 - $9 million) unrealized mark-to-market net loss on the related fixed-to-floating interest-rate swap agreements, which are accounted for as fair value hedges.
(a) Hydro One Inc. long-term debt
At December 31, 2018, long-term debt of $10,573 million (2017 - $9,923 million) was outstanding, the majority of which was issued under Hydro One Inc.’s Medium Term Note (MTN) Program. The maximum authorized principal amount of notes issuable under the current MTN Program prospectus filed in March 2018 is $4.0 billion. At December 31, 2018, $2.6 billion remained available for issuance until April 2020.
In 2018, Hydro One Inc. issued long-term debt totalling $1.4 billion (2017 - $nil) and repaid long-term debt of $750 million (2017 - $600 million) under its MTN Program.
(b) HOSSM long-term debt
At December 31, 2018, long-term debt of $168 million (2017 - $176 million), with a principal amount of $143 million (2017 - $146 million) was issued by HOSSM. In 2018, no long-term debt was issued (2017 - $nil), and $3 million (2017 - $2 million) of long-term debt was repaid.
The total long-term debt is presented on the consolidated balance sheets as follows:

December 31 (millions of dollars)	2018	2017
Current liabilities:
Long-term debt payable within one year	731	752
Long-term liabilities:
Long-term debt	9,978	9,315
Total long-term debt	10,709	10,067

Principal and Interest Payments
Principal repayments, interest payments, and related weighted-average interest rates are summarized by year in the following table:

	Long-term Debt Principal Repayments	Interest Payments	Weighted Average Interest Rate
Years	(millions of dollars)	(millions of dollars)	(%)
2019	731	448	1.9
2020	653	429	2.9
2021	803	411	2.1
2022	603	393	3.2
2023	131	379	6.1
	2,921	2,060	2.6
2024-2028	850	1,806	2.9
2029 and thereafter	6,945	4,315	5.1
	10,716	8,181	4.2